Interim Condensed Consolidated Statements of Changes In Shareholders' Equity (Deficiency) (Unaudited) - CAD ($) $ in Thousands	Total	Retained earnings attributable to accumulated earnings (losses) [member]	Retained earnings, portion attributable to dividends [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Issued capital [member]	Issued capital [member] Ordinary shares [member]	Issued capital [member] Preference shares [member]	Reserve of equity component of convertible instruments [member]	Share premium (deficit) [member]	Non-controlling interests [member]
Balance, beginning of period at Mar. 31, 2018		$ 754,639	$ (1,835,778)		$ 91,934		$ 1,079,055	$ 136,771	$ 13,029	$ (22,693)	$ (422)
Statement Line Items [Line Items]
Adjustment for adoption of recent accounting pronouncements		20,711			(17,863)
Profit (loss) for the period	$ (110,458)	(110,313)									(145)
Dividends and distributions declared and paid			(66,026)
Other comprehensive income					13,592
Share-based units exercised							8,471			(8,471)
Shares issued								10,447
Shares issuance costs								(253)
Add: Share-based compensation expense										4,495
Discontinued operations										211
Purchase of non-controlling interest										1,493
Share-based compensation adjustment										(1,080)
Non-cash deferred share grant distributions										51
Foreign exchange impact on non-controlling interest											152
Balance, end of period at Dec. 31, 2018	72,007	665,037	(1,901,804)	$ (1,236,767)	87,663	$ 1,234,491	1,087,526	146,965	13,029	(25,994)	(415)
Balance, beginning of period at Mar. 31, 2018		754,639	(1,835,778)		91,934		1,079,055	136,771	13,029	(22,693)	(422)
Statement Line Items [Line Items]
Share-based units exercised							9,483
Shares issued								10,447
Shares issuance costs								(253)
Balance, end of period at Mar. 31, 2019	(89,014)	533,108	(1,923,808)		79,093	1,235,503	1,088,538	146,965	13,029	(25,540)	(399)
Balance, beginning of period at Sep. 30, 2018		712,588	(1,880,370)		69,458		1,085,991	146,984	13,029	(25,186)	(399)
Statement Line Items [Line Items]
Adjustment for adoption of recent accounting pronouncements
Profit (loss) for the period	(47,585)	(47,551)									(34)
Dividends and distributions declared and paid			(21,434)
Other comprehensive income					18,205
Share-based units exercised							1,535			(1,535)
Shares issued
Shares issuance costs								(19)
Add: Share-based compensation expense										1,379
Discontinued operations										58
Purchase of non-controlling interest										77
Share-based compensation adjustment										(807)
Non-cash deferred share grant distributions										20
Foreign exchange impact on non-controlling interest											18
Balance, end of period at Dec. 31, 2018	72,007	665,037	(1,901,804)	(1,236,767)	87,663	1,234,491	1,087,526	146,965	13,029	(25,994)	(415)
Balance, beginning of period at Mar. 31, 2019	(89,014)	533,108	(1,923,808)		79,093	1,235,503	1,088,538	146,965	13,029	(25,540)	(399)
Statement Line Items [Line Items]
Adjustment for adoption of recent accounting pronouncements
Profit (loss) for the period	(165,759)	(165,712)									(47)
Dividends and distributions declared and paid			(25,359)
Other comprehensive income					11,855
Share-based units exercised							10,717			(10,717)
Shares issued
Shares issuance costs
Add: Share-based compensation expense										10,469
Discontinued operations										254
Purchase of non-controlling interest
Share-based compensation adjustment										(3,470)
Non-cash deferred share grant distributions										(1,815)
Foreign exchange impact on non-controlling interest											58
Balance, end of period at Dec. 31, 2019	(262,781)	367,396	(1,949,167)	(1,581,771)	90,948	1,246,220	1,099,255	146,965	13,029	(30,819)	(388)
Balance, beginning of period at Sep. 30, 2019		331,754	(1,949,167)		85,596		1,098,569	146,965	13,029	(31,798)	(384)
Statement Line Items [Line Items]
Adjustment for adoption of recent accounting pronouncements
Profit (loss) for the period	35,629	35,642									(13)
Dividends and distributions declared and paid
Other comprehensive income					5,352
Share-based units exercised							686			(686)
Shares issued
Shares issuance costs
Add: Share-based compensation expense										1,683
Discontinued operations
Purchase of non-controlling interest
Share-based compensation adjustment										(18)
Non-cash deferred share grant distributions
Foreign exchange impact on non-controlling interest											9
Balance, end of period at Dec. 31, 2019	$ (262,781)	$ 367,396	$ (1,949,167)	$ (1,581,771)	$ 90,948	$ 1,246,220	$ 1,099,255	$ 146,965	$ 13,029	$ (30,819)	$ (388)